Share-Based Compensation - Schedule of Additional Information on Stock Options (Details) - Stock options [member] - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Additional Information on Stock Options [Line Items]
Number of options granted	0.6	0.7	0.5
Weighted average exercise price per share	$ 79.36	$ 58.40	$ 58.83
Weighted average grant date fair value per share	$ 23.72	$ 13.96	$ 16.41